USAA Government Securities Fund
Risk/Return Summary
INVESTMENT OBJECTIVE
The USAA Government Securities Fund (the Fund) provides investors a high level of current income consistent with preservation of principal.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USAA Government Securities Fund) (USD $)	Government Securities Fund Shares	Government Securities Fund Adviser Shares
Shareholder Fees USAA Government Securities Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (USAA Government Securities Fund) USAA Government Securities Fund		Government Securities Fund Shares	Government Securities Fund Adviser Shares
Management Fees	[1]	0.08%	0.10%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.33%	0.80%
Total Annual Operating Expenses		0.41%	1.15%
Reimbursement from Adviser			(0.25%)
Total Annual Operating Expenses After Reimbursement		0.41%	0.90%	[2]
[1]	(a) A performance fee adjustment may add to or subtract from the base management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. The performance fee adjustment decreased the base management fee of 0.125% by 0.05% for Fund Shares and 0.03% for Adviser Shares for the fiscal year ended May 31, 2012.
[2]	(b) The Adviser has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares’ average net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2013.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued.

Expense Example (USAA Government Securities Fund) USAA Government Securities Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Government Securities Fund Shares	42	132	230	518
Government Securities Fund Adviser Shares	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in government securities, including, but not limited to U.S. Treasury bills, notes, and bonds; Treasury Inflation Protected Securities (TIPS); Mortgage-Backed Securities (MBS) backed by the Government National Mortgage Association (Ginnie Mae, also known as GNMA), Fannie Mae, and Freddie Mac; U.S. government agency collateralized mortgage obligations; and securities issued by U.S. government agencies and instrumentalities, supported by the credit of the issuing agency, instrumentality or corporation (which are neither issued nor guaranteed by the U.S. Treasury), including but not limited to Fannie Mae, Freddie Mac, Federal Housing Administration, Department of Housing and Urban Development, Export-Import Bank, Farmer's Home Administration, General Services Administration, Maritime Administration, Small Business Administration, and repurchase agreements collateralized by such investments. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that a borrower cannot make timely dividend, interest, and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

The Fund is subject to the risk that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for fixed-income securities, or other market factors. If interest rates increase, the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the Fund's NAV and total return. If interest rates decrease, the yield of the Fund may decrease. In addition, the market value of the Fund's securities may increase, which would likely increase the Fund's NAV and total return.

The Fund is subject to legislative risk, which is the risk that new government policies may affect the value of the investments held by the Fund in ways we cannot anticipate and that such policies will have an adverse impact on the value of the Fund's investments and the Fund's NAV.

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner's default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
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SIX-MONTH YTD TOTAL RETURN
1.12% (6/30/12)
BEST QUARTER*	WORST QUARTER*
3.84% 2nd Qtr. 2002	-0.98% 2nd Qtr. 2004
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Share class.

Average Annual Total Returns (USAA Government Securities Fund) USAA Government Securities Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
Government Securities Fund Shares		5.96%	6.07%	5.17%
Government Securities Fund Shares After Taxes on Distributions		4.69%	4.57%	3.49%
Government Securities Fund Shares After Taxes on Distributions and Sales		3.85%	4.31%	3.42%
Government Securities Fund Shares Barclays GNMA Index (reflects no deduction for fees, expenses, or taxes)	[1]	7.90%	6.95%	5.83%
Government Securities Fund Shares Lipper GNMA Funds Index (reflects no deduction for taxes)	[2]	7.08%	6.68%	5.37%
Government Securities Fund Shares Baclays U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index (reflects no deduction for fees, expenses, or taxes)	[1]	6.14%	6.22%	5.32%
Government Securities Fund Shares Lipper Intermediate U.S. Government Funds Index (reflects not deduction for taxes)	[2]	7.95%	6.63%	5.34%
Government Securities Fund Adviser Shares		5.55%			3.93%		Aug. 01, 2010
Government Securities Fund Adviser Shares Barclays GNMA Index (reflects no deduction for fees, expenses, or taxes)					5.66%	[1]	Aug. 01, 2010
Government Securities Fund Adviser Shares Lipper GNMA Funds Index (reflects no deduction for taxes)					5.05%	[2]	Aug. 01, 2010
Government Securities Fund Adviser Shares Baclays U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index (reflects no deduction for fees, expenses, or taxes)					4.21%	[1]	Aug. 01, 2010
Government Securities Fund Adviser Shares Lipper Intermediate U.S. Government Funds Index (reflects not deduction for taxes)					5.41%	[2]	Aug. 01, 2010
[1]	*Effective January 27, 2012, the Fund changed its investment strategy to permit investments in a broader range of government securities. In connection with this change, the Barclays U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index replaces the Barclays GNMA Index as it more closely reflects the investments of the Fund. The Barclays U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index consists of securities backed by pools of mortgages issued by U.S. Government Agencies, GNMA, Fannie Mae, or Freddie Mac.
[2]	**Effective February 1, 2012, the Lipper Intermediate U.S. Government Funds Index replaced the Lipper GNMA Funds Index as the benchmark index used for calculating the performance adjustment that will add to or subtract from the base advisory fee depending on the performance of the Fund relative to the Lipper Index. The change to the Lipper Intermediate U.S. Government Funds Index was made because the Fund's revised investment policies more closely resemble the investment policies of the mutual funds within the Lipper Intermediate U.S. Government Funds Index.